Recent Accounting Pronouncements	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements

NOTE 3 – RECENT ACCOUNTING PRONOUNCEMENTS

There are no recently issued accounting pronouncements that the Company has not yet adopted that they believe are applicable or would have a material impact on the financial statements of the Company.

NOTE 3 – RECENT ACCOUNTING PRONOUNCEMENTS

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)”. ASU 2016-02 changes the accounting for leased assets, principally by requiring balance sheet recognition of assets under lease arrangements. It is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. In June of 2019, we signed a three-year lease agreement for office space in Eatontown, New Jersey, therefore we will adopt this standard effective April 1, 2019 and will account for our new lease agreement accordingly. We note that the adoption of ASU 2016-02 will have no other impact of on our consolidated financial statements.

There are no additional recently issued accounting pronouncements that we have not yet adopted that we believe are applicable or would have a material impact on our financial statements.